COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ / shares in Units, $ in Millions				12 Months Ended
	May 02, 2017 claim	Oct. 25, 2016 claim	Dec. 07, 2015 plaintiff claim	Feb. 02, 2018 USD ($) contractor $ / shares	Feb. 03, 2017 USD ($)	Jan. 26, 2016 claim	Oct. 29, 2013 $ / shares shares
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Fiscal 2019				$ 405
Fiscal 2020				345
Fiscal 2021				275
Fiscal 2022				204
Fiscal 2023				131
Thereafter				700
Rent expense				571	$ 279
Purchase Obligation, Fiscal Year Maturity [Abstract]
Purchase obligation fiscal 2019				3,046
Purchase obligation fiscal 2020				219
Purchase obligation fiscal 2021 and thereafter				$ 256
Number of contractors | contractor				4
Gross non-trade receivables				$ 3,300	2,700
Financing receivables offset by corresponding payables				$ 2,800	2,200
EMC Merger Litigation
Purchase Obligation, Fiscal Year Maturity [Abstract]
Number of claims dismissed | claim	15
EMC Merger Litigation | Pending Litigation
Purchase Obligation, Fiscal Year Maturity [Abstract]
Number of lawsuits | claim						15
Number of claims dismissed | claim			15
EMC Merger Litigation | Judicial Ruling
Purchase Obligation, Fiscal Year Maturity [Abstract]
Number of claims dismissed | claim		4	9
Number of plaintiffs appealed judgment dismissing complaints | plaintiff			3
Appraisal Proceedings | Dell Inc.
Purchase Obligation, Fiscal Year Maturity [Abstract]
Cash consideration (in dollars per share) | $ / shares				$ 13.75
Appraisal Proceedings | Pending Litigation
Purchase Obligation, Fiscal Year Maturity [Abstract]
Liability				$ 129	$ 129
Fair value, appraisal proceeding (in dollars per share) | $ / shares							$ 17.62
Number of shares subject to appraisal demands (in shares) | shares							5,505,630